Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 08, 2021
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq BulletShares® USD High Yield Corporate Bond 2029 Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 80% of its total assets in securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Invesco Indexing LLC (the “Index Provider”) compiles and maintains the Underlying Index. The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated high yield corporate bonds (commonly known as “junk bonds”) with maturities or, in some cases, “effective maturities” in the year 2029 (collectively, “2029 Bonds”). Certain bonds in which the Fund may invest may contain embedded call options. An embedded call option means that the bond's issuer has the right to redeem a bond prior to its designated maturity date. Accordingly, the effective maturity date of a bond reflects an assessment of when that bond is likely to be called by the issuer, or in the alternate, the bond's stated maturity date (if it is not called by the issuer). With respect to establishing the effective maturity of a bond, the effective maturity is the actual year of maturity (i) if no embedded issuer call option exists for a bond; (ii) if a bond contains an embedded issuer call option, with the first call date within 13 months of maturity and a par call price; and (iii) unless the yield to next call date is less than the yield to maturity, in which case the bond’s effective maturity is deemed to be the year of the next call date.In selecting components for inclusion in the Underlying Index, the Index Provider begins with an investment universe of U.S. dollar-denominated bonds issued by companies domiciled in the U.S., Canada, Western Europe (which the Index Provider defines, as of the date of this prospectus, to be: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom) or Japan. To be eligible for inclusion in the Underlying Index, bonds must (i) pay a fixed amount of taxable interest; (ii) have a maximum credit rating of BB+ from S&P Global Ratings, a division of S&P Global Inc. (“S&P”), or Fitch Ratings Inc. (“Fitch”) or a maximum credit rating of Ba1 from Moody’s Investors Service, Inc. (“Moody’s”); (iii) have a minimum average credit rating (computed by calculating the simple average of a bond’s rating published by S&P, Fitch and Moody’s and then rounding down to the nearest rating step) of CCC- from S&P, Fitch and Moody’s; and (iv) have at least $200 million in face value outstanding (existing bonds in the eligible universe require $150 million in face value outstanding to remain eligible).The eligible universe may include securities issued in accordance with Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).2029 Bonds selected for inclusion in the Underlying Index are market value weighted, with a 5% limit on individual issuers applied at each monthly rebalance. Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.As of July 31, 2021, the Underlying Index was comprised of 175constituents.The Fund will terminate on or about December 15, 2029. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.The Fund does not seek to distribute any predetermined amount of cash at maturity. During the maturing year of the Underlying Index (i.e., 2029), no new constituents are added and the Underlying Index does not rebalance. In the last twelve months of operation, when the 2029 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper. The Fund will terminate on or about December 15, 2029 without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of investing in the Fund.The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).COVID-19 Risk. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at, near or below zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline.Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.Rule 144A Securities Risk. The Fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such, Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund’s existence, it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund’s portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Fund’s termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.Declining Yield Risk. During the final year of the Fund's operations, as the bonds held by the Fund mature and the Fund's portfolio transitions to cash and cash equivalents, the Fund's yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Fund and/or prevailing yields for bonds in the market.Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.Sampling Risk. The Fund's use of a representative sampling approach may result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Invesco BulletShares 2029 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	$ 43
3 Years	rr_ExpenseExampleYear03	$ 135

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.